Intangible assets (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets
Recoverable amount of asset or cash-generating unit	$ 15,300,000
Impairment charge	$ 0